Cash Flow Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 1,565.9
Proceeds	363.8
Transaction costs	(2.1)
Repayments or payments	(752.5)
Non-cash changes
Foreign exchange	0.8
Additions and modifications	76.6
Dividends declared	69.1
Other	6.2
Ending balance	1,327.8
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	688.9
Proceeds	2.8
Transaction costs	0.0
Repayments or payments	(129.3)
Non-cash changes
Foreign exchange	(1.6)
Additions and modifications	66.2
Dividends declared	0.0
Other	2.8
Ending balance	629.8
Software financing obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	15.7
Proceeds	0.0
Transaction costs	0.0
Repayments or payments	(13.0)
Non-cash changes
Foreign exchange	0.2
Additions and modifications	0.4
Dividends declared	0.0
Other	0.1
Ending balance	3.4
Dividends
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	16.1
Proceeds	0.0
Transaction costs	0.0
Repayments or payments	(68.0)
Non-cash changes
Foreign exchange	0.0
Additions and modifications	0.0
Dividends declared	69.1
Other	0.0
Ending balance	17.2
Senior unsecured notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0.0
Proceeds	300.0
Transaction costs	(2.1)
Repayments or payments	0.0
Non-cash changes
Foreign exchange	0.0
Additions and modifications	0.0
Dividends declared	0.0
Other	1.6
Ending balance	299.5
Revolving credit facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	756.5
Proceeds	61.0
Transaction costs	0.0
Repayments or payments	(509.0)
Non-cash changes
Foreign exchange	0.0
Additions and modifications	0.0
Dividends declared	0.0
Other	0.6
Ending balance	309.1
Notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	88.7
Proceeds	0.0
Transaction costs	0.0
Repayments or payments	(33.2)
Non-cash changes
Foreign exchange	2.2
Additions and modifications	10.0
Dividends declared	0.0
Other	1.1
Ending balance	$ 68.8